Filed pursuant to Rule 497(j)

Registration Nos. 333-143964 and 811-21944

Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361 www.chapman.com

January 26, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund II
(Registration Nos. 333-143964 and 811-21944)

Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund II (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust S-Network Future Vehicles & Technology ETF (formerly, First Trust NASDAQ Global Auto Index Fund), a series of the Registrant. Post-Effective Amendment No. 179, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on January 24, 2022.

 If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Very truly yours,
Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures